1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies of the Company are described below.

Principles of Consolidation - The consolidated financial statements include the accounts of Teche Holding Company and its wholly-owned subsidiary, Teche Federal Bank (the “Bank” and together with Teche Holding Company “the Company”). All significant intercompany balances and transactions have been eliminated in consolidation. The Company operates principally in the community bank segment by attracting deposits from the general public and using such deposits primarily to originate loans. These loans include those secured by first mortgages on owner-occupied, family residences as well as home improvement and other consumer loans. The Company also makes commercial mortgage loans.

Concentrations of Credit Risk – The Company makes loans to individuals and small businesses located primarily in southern Louisiana for various personal and commercial purposes. The Company has a diversified loan portfolio and the borrowers’ ability to repay their loans is not directly dependent upon any specific economic sector. The Company will from time to time purchase loans from outside the market area.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents - Cash and cash equivalents comprise cash on hand and non-interest bearing and interest bearing demand deposits with other financial institutions. The Company is required to maintain certain cash reserves relating to its deposit liabilities.

Securities - Securities are classified as held-to-maturity or available-for-sale. Management determines the classification of securities when they are purchased and reevaluates this classification periodically as conditions change that could require reclassification.

Securities which the Company both positively intends and has the ability to hold to maturity are classified as securities held-to-maturity and are carried at amortized cost. Intent and ability to hold are not considered satisfied when a security is available to be sold in response to changes in interest rates, prepayment rates, liquidity needs or other reasons as part of an overall asset/liability management strategy.

Securities not meeting the criteria to be classified as securities held-to-maturity are classified as available-for-sale and are carried at fair value. Net unrealized holding gains or losses are excluded from net income and are recognized, net of income taxes, in other comprehensive income and in accumulated other comprehensive income, a separate component of stockholders’ equity.

Premiums and discounts on securities, both those held-to-maturity and those available-for-sale, are amortized and accreted to income as an adjustment to the securities’ yields using the interest method. Realized gains and losses on securities, including declines in value judged to be other than temporary, are reported as a component of income. The cost of securities sold is specifically identified for use in calculating realized gains and losses.

If the fair value of a debt security is below its amortized cost basis at the quarter end, the security is evaluated for other-than-temporary impairment (“OTTI”). For debt securities, the Company considers its intention to sell the security. If the Company does not intend on selling the security, then it is evaluated whether it is more likely than not it will be required to sell the security before recovery of the amortized cost. If the Company fails either of those tests, then the Company records OTTI for the affected security equal to the difference between the fair value and amortized cost.

If it is not more likely than not that the Company will be required to sell a debt security, then it goes to the next step to determine if OTTI exists. In determining if OTTI exists, management considers: (1) the length of time and the extent to which the fair value has been less than cost, (2) adverse conditions related to the security, industry or geographic area, (3) the financial condition and near-term prospects of the issuer, (4) failure of the issuer to make scheduled interest or principal payments and the outlook for receiving the contractual cash flows of the investments, (5) changes in the rating of the security (for purposes of the evaluation, a drop in the rating below AA is considered adverse) and (6) historical and subsequent volatility of fair value of the security. If these conditions provide an indication of a reduction in expected cash flows, then cash flows are evaluated to determine the amount of credit-related impairment equal to the present value of cash flows not expected to be received. If OTTI has been identified, the credit-related impairment, to the extent it does not reduce the security below fair value, is charged to earnings and the non-credit-related impairment is adjusted through other comprehensive income for both held to maturity and available-for-sale securities.

For marketable equity securities, the Company evaluates its ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Evidence considered to determine anticipated recovery are analysts reports on the issuer and the financial condition of the issuer or the industry. If OTTI is identified, the security is adjusted to fair value through a charge to earnings.

During the years ended September 30, 2012, 2011 and 2010, the Company recognized non-credit impairment charges in other comprehensive loss related to certain held-to-maturity securities. The cumulative amount of these charges created a separate accumulated other comprehensive loss for held to maturity securities. This accumulated other comprehensive loss will be accreted to other comprehensive income over the remaining life of the security in a prospective manner on the basis of the amount and timing of future estimated cash flows. See Note 3 for further discussion of OTTI on investment securities.

Loans Receivable - Loans receivable are stated at the unpaid principal balances, less the allowance for loan losses, net deferred loan fees, and unearned premiums and discounts. The unearned premiums and discounts relate principally to purchased loans. Interest on loans is credited to income based on the principal amount outstanding using the interest method.

When doubt exists as to the collectability of a loan (typically when the loan is 90 days’ delinquent or impaired), the loan is placed on non-accrual status. When a loan is placed on non-accrual status, interest accrued prior to the determination of uncollectibility is reversed from income. Loans are returned to an accruing status only as payments are received and when collection of all principal and interest is no longer in doubt, usually after 6 months of satisfactory performance. Payments received on such non-accrual loans are applied first to recovery of lost interest and next to outstanding loan amounts.

The Company considers a loan to be impaired when, based upon current information and events, it believes it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company’s impaired loans include troubled debt restructurings and non-homogeneous loans in which full payment of all scheduled amounts due is not expected. The Company calculates a reserve required for impaired loans based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of its collateral if the loan is collateral dependent.

Allowance for Loan Losses - The allowance for loan losses is a valuation allowance available for losses incurred on loans. Any losses are charged to the allowance for loan losses when the loss is confirmed. Recoveries are credited to the allowance at the time of recovery.

Management estimates the level of losses that is adequate to absorb probable losses inherent in the existing portfolio. Based on these estimates, an amount is charged to or recovered from the provision for loan losses and credited or debited to the allowance for loan losses in order to adjust the allowance to a level determined to be adequate to absorb such losses.

Management’s judgment as to the level of losses on existing loans involves the consideration of current economic conditions and their potential effects on specific borrowers; an evaluation of the existing relationships among loans, known and inherent risks in the loan portfolio, and the present level of the allowance; results of examination of the loan portfolio by regulatory agencies; and management’s internal review of the loan portfolio. In determining the collectability of certain loans, management also considers the fair value of any underlying collateral.

It should be understood that estimates of loan losses involve an exercise of judgment. While it is possible that in particular periods the Company may sustain losses which are substantially different from the allowance for loan losses, it is the judgment of management that the allowance for loan losses reflected in the consolidated balance sheets is adequate to absorb probable losses inherent in the loan portfolio.

Loan Fees, Loan Costs, Discounts and Premiums - Loan origination fees, certain direct loan origination costs and discounts and premiums on loans are deferred and amortized as an adjustment to the related loan’s yield using the interest method over the contractual life of the loan.

Federal Home Loan Bank Stock - Federal Home Loan Bank (“FHLB”) stock is recorded at cost and is periodically reviewed for impairment. The Company owns stock in the FHLB of Dallas in order to gain access to cost effective funding and liquidity sources. The Company considers the capital position of the FHLB of Dallas as well as recent redemptions of the common stock when considering whether or not the investment is impaired. As of September 30, 2012 the FHLB of Dallas was in compliance with its regulatory capital requirements, and was still redeeming excess activity-based common stock, therefore the Company concluded that the investment was not impaired. The FHLB of Dallas received an S&P rating of AA+ which reflects its consistent risk-adjusted earnings, superior asset quality, and unique position as a key funding source to its member institutions, as well as the substantial support of the U.S. Government.

No ready market exists for the FHLB of Dallas stock. It has no quoted market value and is carried at cost. Cost approximates fair market value based upon the redemption policies and practices of the FHLB of Dallas, which provide redemption at par.

Goodwill - Goodwill does not require amortization but is subject to at least an annual assessment for impairment, unless interim events or circumstances make it more likely than not that an impairment loss has occurred. Impairment is defined as that amount by which the implied fair value of the goodwill is less than the goodwill’s carrying value. Impairment losses would be charged to operating expense. The existing goodwill is not deductible for income tax purposes. For the purposes of evaluating goodwill, the Company has determined that it operates only one reporting unit. The Company performed a qualitative assessment and determined that it was not more likely than not that the fair value of the reporting unit was less than the carrying amount at September 30, 2012.

Core Deposit Intangible - The core deposit intangible with a cost of $520 and accumulated amortization of $508 and $497 at September 30, 2012 and 2011, respectively, is included in prepaid expenses and other assets on the consolidated balance sheets.

Mortgage Servicing Rights - Servicing assets are recognized at fair value as separate assets when rights are acquired through purchase or sale of financial assets and are amortized over the estimated life of the underlying assets. Fair value is based on a valuation model that calculates the present value of estimated future net servicing income. The present value of future earnings is the estimated market value for the loans, calculated by a third party using consensus assumptions that a third party purchaser would utilize in evaluating potential acquisition of the servicing such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, prepayment speeds, and default rates and losses. Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost. If the fair value is less than the amortized value of the servicing asset, a valuation allowance is established. If the Company later determines that all or a portion of the impairment no longer exists, a reduction of the allowance may be recorded as an increase to income. Capitalized servicing rights are amortized in proportion to and over the period of the estimated future net servicing income of the underlying financial asset.

Premises and Equipment - Land is carried at cost. Buildings and equipment are carried at cost less accumulated depreciation. The Company computes depreciation generally on the straight-line method for financial reporting. The estimated useful lives used to compute depreciation are: buildings and improvements, twenty to forty years; and furniture, fixtures and equipment, three to ten years.

Real Estate Owned - Real estate acquired through, or in lieu of, foreclosure is initially recorded at the fair value at the time of foreclosure, less estimated selling costs, and any related write-down is charged to the allowance for loan losses. Valuations are periodically performed by management and provisions for estimated losses on real estate owned are charged to income when fair value is determined to be less than the carrying value. Costs relative to the development and improvement of properties are capitalized to the extent realizable, whereas, ordinary upkeep disbursements are charged to expense. The ability of the Company to recover the carrying value of real estate is based upon future sales of the real estate owned. The ability to affect such sales is subject to market conditions and other factors, many of which are beyond the Company’s control. Operating income of such properties, net of related expenses, and gains and losses on their disposition are included in the accompanying consolidated statements of income.

Life Insurance Contracts - Life insurance contracts represent single premium life insurance contracts on the lives of certain officers of the Company. The Company is the beneficiary of these policies. These contracts are reported at their cash surrender value and changes in the cash surrender value are included in other non-interest income.

Employee Stock Ownership Plan “ESOP” - The Company maintains an Employee Stock Ownership Plan (ESOP) for the benefit of Teche Federal Bank’s employees who meet certain eligibility requirements. The Company records compensation expense associated with the ESOP based on the average market price (fair value) of the total Company shares committed to be released, and subsequently allocated to participants, during the year. The Company further records as compensation expense any dividends declared on unallocated Company shares in the ESOP trust. Earnings per share computations include any allocated shares in the ESOP trust.

Income Taxes - The Company follows the practice of filing a consolidated federal return. Income taxes are allocated to each company as if filed separately for federal purposes.

Certain items of income and expense for financial reporting are recognized differently for income tax purposes (principally the provision for loan losses and depreciation). Provisions for deferred taxes are made in recognition of such temporary differences using the liability method. Current income taxes are recorded based on amounts due with the current income tax returns. The need for a valuation allowance is considered when it is determined more likely than not that a deferred tax asset will not be realized.

The Company accounts for penalties and interest related to income tax liabilities as a component of other expense. The Company and its subsidiaries’ tax filings for the years ended September 30, 2009 through 2011 are currently open to audit under statutes of limitation by the Internal Revenue Service.

Income Per Share - Basic net income per common share “EPS” is computed by dividing net income by the weighted-average number of common shares outstanding for the period. Shares controlled by the ESOP are not considered in the weighted average shares outstanding until the shares are committed for allocation to an employee’s individual account. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the net income of the Company. Diluted EPS is computed by dividing net income by the total of the weighted-average number of shares outstanding plus the effect of outstanding options and stock grants. The dilution effect of stock options and stock grants is determined using the treasury stock method. The effect of any anti-dilutive common stock equivalents is excluded from the diluted EPS computation.

Comprehensive Income - Comprehensive income includes net income and other comprehensive income or loss, which in the case of the Company includes only unrealized gains and losses on securities, net of related income taxes.

Stock-Based Compensation - The Company recognizes the cost of employee services received in exchange for an award of equity instruments in the financial statements over the period the employee is required to perform the services in exchange for the award (presumptively the vesting period). It also requires measurement of the cost of employee services received in exchange for an award based on the grant date fair value of the award. Excess tax benefits are reported as financing cash inflows, rather than as a reduction of taxes paid, which is included within operating cash flows.

NEW ACCOUNTING PRONOUNCEMENTS

ASU-Accounting Standards Update (2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04, amends Topic 820, Fair Value Measurement and Disclosures, to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarified the application of existing fair value measurement requirements, changed certain principles in Topic 820 and requires additional fair value disclosures. ASU 2011-04 was effective for annual and interim periods beginning after December 15, 2011. The adoption of this ASU did not have a significant impact to the Company’s financial statements and the updated disclosures are included herein.

ASU-Accounting Standards Update (2011-05), Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This Update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this Update should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted and the Company has presented as a separate statement.

ASU-Accounting Standards Update (2011-08), Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments in this Update are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company early adopted the guidance for the goodwill impairment test for the fiscal year 2011. The adoption of this standard did not have a material impact on the consolidated financial statements.

ASU-Accounting Standards Update (2011-12) Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive in Accounting Standards Update No. 2011-05. This amendment effectively defers only those changes that related to the presentation of reclassification adjustments out of accumulated other comprehensive income and will be temporary to allow the FASB time to re-deliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements for public, private, and non-profit entities.

ASU-Accounting Standards Update (2012-02), Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible assets unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments are effective for annual and interim impairment tests performed for fiscal year beginning after September 15, 2012.